Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expenses

The income tax expenses comprise:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Current income tax expense	19,469	12,940	14,142	1,937
Deferred income tax (benefit) expense	(1,402)	(4,460)	(1,545)	(211)
Income tax expenses	18,067	8,480	12,597	1,726

Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate

A reconciliation of the differences between the statutory tax rate and the effective tax rate for CIT for the years ended December 31, 2022, 2023 and 2024 is as follows:

	For the years ended December 31,
	2022	2023	2024
Income tax computed at PRC statutory tax rate	25.0%	(25.0)%	25.0%
Effect of tax-preferential entities	(7.1)%	23.0%	(17.0)%
Non-deductible expenses and others	(9.4)%	34.0%	24.1%
Income tax expense	8.5%	32.0%	32.1%

Schedule of Components of Deferred Taxes

The components of deferred taxes are as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Deferred tax assets:
Allowance for credit losses	3,724	3,870	530
Net operating losses carried forward	3,655	3,635	498
	7,379	7,505	1,028

The components of deferred tax liabilities are as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Deferred tax liabilities
Intangible assets acquired through acquisition	59,818	58,400	8,001
	59,818	58,400	8,001